Loans Receivable	12 Months Ended
Dec. 31, 2012
Loans Receivable [Abstract]
Loans Receivable
3.	Loans Receivable

The following table summarizes the Company’s loans receivable as of December 31:

(In thousands)	2012	2011
Mortgage loans:
Residential real estate
Single family	$326,005	$312,723
Construction	46,418	45,363
Multi family	33,472	32,370

Total residential real estate	405,895	390,456
Commercial real estate
Commercial	81,077	83,447
Construction	15,878	17,307

Total commercial real estate	96,955	100,754

Subtotal mortgage loans	502,850	491,210

Other loans:
Consumer loans
Home equity loans	80,418	72,493
Dealer auto and RV loans	46,571	47,039
Other loans	7,896	9,255

Total consumer loans	134,885	128,787
Commercial business	54,445	50,337

Subtotal other loans	189,330	179,124

Total loans receivable	692,180	670,334
Less:
Allowance for loan losses	6,709	6,537
Deferred loan fees and net discounts	(1,862)	(1,852)
Loans in process	15,247	16,728

Net loans receivable	$672,086	$648,921

The Company conducts its business through 23 offices in Allegheny, Beaver, Butler and Lawrence counties in Pennsylvania which also serves as its primary lending area. Management does not believe it has significant concentrations of credit risk to any one group of borrowers given its underwriting and collateral requirements.

Management has an established methodology to determine the adequacy of the allowance for loan losses that assesses the risks and losses inherent in the loan portfolio. For purposes of determining the allowance for loan losses, The Company has segmented certain loans in the portfolio by product type. Loans are segmented into the following pools: commercial business loans, commercial real estate loans, residential real estate loans and consumer loans. The Company sub-segments residential real estate loans into the following three classes: single family, construction and multi-family. Commercial real estate is sub-segmented into commercial and construction classes. The Company also sub-segments the consumer loan portfolio into the following three classes: home equity, dealer automobile and recreational vehicle (RV) and other consumer loans. Historical loss percentages for each risk category are calculated and used as the basis for calculating allowance allocations. These historical loss percentages are calculated over a three year period for all portfolio segments. Certain qualitative factors are then added to the historical loss percentages to get the adjusted factor to be applied to non classified loans. The following qualitative factors are analyzed for each portfolio segment:

•	Levels of and trends in delinquencies and nonaccruals

•	Trends in volume and terms

•	Changes in lending policies and procedures

•	Volatility of losses within each risk category

•	Loans and Lending staff acquired through acquisition

•	Economic trends

•	Concentrations of credit

•	Experience depth and ability of management

These qualitative factors are reviewed each quarter and adjusted based upon relevant changes within the portfolio. During 2012, the qualitative factors for changes in levels of and trends in delinquencies were increased for residential mortgages and commercial loans. Changes in portfolio volumes in 2012 resulted in an increase to the related factors for residential mortgages, commercial loans and consumer loans. The changes in portfolio volumes resulted in a decrease to the related factors for commercial mortgages. During 2012, the qualitative factors for volatility of portfolio losses were unchanged for all loans based upon the calculated volatility. The changes to economic trends for commercial mortgages decreased during 2012, based on an improvement in factors relating to this type of lending.

In terms of the Company’s loan portfolio, the commercial and industrial loans and commercial real estate loans are deemed to have more risk than the consumer real estate loans and other consumer loans in the portfolio. The commercial loans not secured by real estate are highly dependent on financial condition and are more dependent on economic conditions. The commercial loans secured by real estate are also dependent on economic conditions but generally have stronger forms of collateral. More recently, commercial real estate has been negatively impacted by devaluation so these commercial loans carry a higher qualitative factor for changes in the value of collateral. The commercial loans and commercial real estate loans have historically been responsible for the majority of the Company’s delinquencies, non-accrual loans, and charge-offs so both of these categories carry higher qualitative factors than consumer real estate loans and other consumer loans. The Company has historically experienced very low levels of consumer real estate and consumer loan charge-offs so these qualitative factors are set lower than the commercial real estate and commercial and industrial loans.

Loans by Segment

The total allowance reflects management’s estimate of loan losses inherent in the loan portfolio at the Statement of Financial Condition date. The Company considers the allowance for loan losses of $6.7 million adequate to cover loan losses inherent in the loan portfolio, at December 31, 2012. The following tables present by portfolio segment, the changes in the allowance for loan losses and the recorded investment in loans for the year ended December 31, 2012 and 2011:

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$384	$2,442	$1,045	$2,115	$551	$6,537
Charge-offs	32	163	562	289	-	1,046
Recoveries	-	-	101	17	-	118
Provision	21	85	40	954	-	1,100
Reallocations	177	(289)	407	(256)	(39)	-

Ending Balance	$550	$2,075	$1,031	$2,541	$512	$6,709

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$784	$1,831	$1,125	$2,573	$234	$6,547
Charge-offs	187	-	478	709	-	1,374
Recoveries	25	-	160	49	-	234
Provision	-	125	275	655	75	1,130
Reallocations	(238)	486	(37)	(453)	242	-

Ending Balance	$384	$2,442	$1,045	$2,115	$551	$6,537

As of December 31, 2010
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Beginning balance	$864	$1,620	$1,093	$2,206	$244	$6,027
Charge-offs	58	168	583	177	-	986
Recoveries	1	-	98	3	-	102
Provision	365	350	464	225	-	1,404
Reallocations	(388)	29	53	316	(10)	-

Ending Balance	$784	$1,831	$1,125	$2,573	$234	$6,547

As of December 31, 2012
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending balance: individually evaluated for impairment	$-	$1,110	$54	$-	$-	$1,164

Ending balance: collectively evaluated for impairment	$550	$965	$977	$2,541	$512	$5,545

Loans Receivable:
Ending Balance	$54,445	$96,955	$134,885	$405,895	$-	$692,180

Ending balance: individually evaluated for impairment	$-	$13,414	$327	$2,163	$-	$15,904

Ending balance: collectively evaluated for impairment	$54,445	$83,541	$134,558	$403,732	$-	$676,276

As of December 31, 2011
(Dollar amounts in thousands)
	Commercial	Commercial Real Estate	Consumer	Residential	Unallocated	Total
Allowance for loan losses:
Ending balance: individually evaluated for impairment	$10	$1,489	$50	$-	$-	$1,549

Ending balance: collectively evaluated for impairment	$374	$953	$995	$2,115	$551	$4,988

Loans Receivable:
Ending Balance	$50,337	$100,754	$128,787	$390,456	$-	$670,334

Ending balance: individually evaluated for impairment	$63	$14,023	$153	$1,364	$-	$15,603

Ending balance: collectively evaluated for impairment	$50,274	$86,731	$128,634	$389,092	$-	$654,731

Credit Quality Information

The following tables represent credit exposures by internally assigned grades for year ended December 31, 2012. The grading analysis estimates the capability of the borrower to repay the contractual obligations of the loan agreements as scheduled or at all. The Company’s internal credit risk grading system is based on experiences with similarly graded loans.

The Company’s internally assigned grades are as follows:

Pass – loans which are protected by the current net worth and paying capacity of the obligor or by the value of the underlying collateral.

Special Mention – loans where a potential weakness or risk exists, which could cause a more serious problem if not corrected.

Substandard – loans that have a well-defined weakness based on objective evidence and be characterized by the distinct possibility that the Bank will sustain some loss if the deficiencies are not corrected.

Doubtful – loans classified as doubtful have all the weaknesses inherent in a substandard asset. In addition, these weaknesses make collection or liquidation in full highly questionable and improbable, based on existing circumstances.

Loss – loans classified as a loss are considered uncollectible, or of such value that continuance as an asset is not warranted.

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Multi—family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$33,472	$41,138	$65,696	$15,878	$53,883
Special Mention	-	4,477	1,334	-	527
Substandard	-	803	14,047	-	35
Doubtful	-	-	-	-	-
Loss	-	-	-	-	-

Ending Balance	$33,472	$46,418	$81,077	$15,878	$54,445

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Multi—family	Residential Real Estate Construction	Commercial Real Estate Commercial	Commercial Real Estate Construction	Commercial
Pass	$32,370	$38,219	$67,119	$17,307	$50,232
Special Mention	-	7,144	2,319	-	57
Substandard	-	-	14,009	-	39
Doubtful	-	-	-	-	-
Loss	-	-	-	-	9

Ending Balance	$32,370	$45,363	$83,447	$17,307	$50,337

The following tables present performing and nonperforming single family residential and consumer loans based on payment activity for the years ended December 31, 2012 and 2011. Payment activity is reviewed by management on a monthly basis to determine how loans are performing. Loans are considered to be nonperforming when they become 90 days delinquent.

As of December 31, 2012
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$322,662	$80,124	$46,450	$7,787
Nonperforming	3,343	294	121	109

Total	$326,005	$80,418	$46,571	$7,896

As of December 31, 2011
(Dollar amounts in thousands)
	Residential Real Estate Single Family	Consumer Home Equity	Dealer Auto and RV	Other Consumer
Performing	$310,263	$72,091	$46,907	$9,162
Nonperforming	2,460	402	132	93

Total	$312,723	$72,493	$47,039	$9,255

Nonperforming loans also include certain loans that have been modified in TDRs where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Delinquent TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

Non-performing loans, which include non-accrual loans and TDRs, were $7.4 million and $13.4 million at December 31, 2012 and 2011, respectively. The TDRs included in non-performing loans amounted to $368,000 and $7.8 million at December 31, 2012 and 2011, respectively. At December 31, 2012 the Company also had $8.2 million of TDR’s that were in compliance with their modified terms.

For non-performing loans, the interest income that would have been recorded under the original terms of such loans and the interest income actually recognized for the years ended December 31, 2012, 2011 and 2010 are summarized below:

(Dollar amounts in thousands)
	2012	2011	2010
Interest income that would have been recorded	$488	$858	$1,055
Interest income recognized	111	728	781

Interest income foregone	$377	$130	$274

The Company is not committed to lend additional funds to debtors whose loans are on non-accrual status.

Age Analysis of Past Due Loans Receivable by Class

The following tables include an aging analysis of the investment of past due loans receivable as of December 31, 2012 and 2011:

(Dollar amounts in thousands)
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$887	$420	$3,343	$4,650	$321,355	$326,005	$-
Construction	-	-	-	-	46,418	46,418	-
Multi-family	-	-	-	-	33,472	33,472	-
Commercial Real Estate
Commercial	246	598	3,211	4,055	77,022	81,077	-
Construction	-	-	-	-	15,878	15,878	-
Consumer
Consumer—home equity	219	-	223	442	79,976	80,418	-
Consumer—dealer auto and RV	771	230	104	1,105	45,466	46,571	-
Consumer—other	70	12	109	191	7,705	7,896	-
Commercial	-	2	35	37	54,408	54,445	-

Total	$2,193	$1,262	$7,025	$10,480	$681,700	$692,180	$-

(Dollar amounts in thousands)
As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Or Greater	Total Past Due	Current	Total Loans Receivable	Recorded Investment > 90 Days and Accruing
Residential real estate
Single family	$464	$2,933	$2,460	$5,857	$306,866	$312,723	$-
Construction	-	-	-	-	45,363	45,363	-
Multi-family	-	-	-	-	32,370	32,370	-
Commercial Real Estate
Commercial	48	1,507	2,629	4,184	79,263	83,447	-
Construction	-	-	-	-	17,307	17,307	-
Consumer
Consumer - home equity	143	9	249	401	72,092	72,493	-
Consumer - dealer auto and RV	698	101	132	931	46,108	47,039	-
Consumer - other	98	23	93	214	9,041	9,255	-
Commercial	59	-	54	113	50,224	50,337	-

Total	$1,510	$4,573	$5,617	$11,700	$658,634	$670,334	$-

Impaired Loans

Management considers commercial loans, multi-family, residential real estate construction and commercial real estate loans which are 90 days or more past due to be impaired. Larger commercial loans and commercial real estate loans which are 60 days or more past due are selected for impairment testing. These loans are analyzed to determine if it is probable that all amounts will not be collected according to the contractual terms of the loan agreement. If management determines that the fair value of the impaired loan is less than the recorded investment in the loan, impairment is recognized through a provision for loan loss estimate or a charge-off to the allowance for loan losses.

The Company collectively reviews all other residential real estate and consumer loans for impairment.

The following tables include the recorded investment and unpaid principal balances for impaired loans receivable as of December 31, 2012 and 2011 with the associated allowance for loan losses amount, if applicable.

(Dollar amounts in thousands)

As of December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$5,433	$5,540	$-
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-
Consumer loans Home Equity	130	130	-
Dealer auto and RV	14	14	-
With an allowance recorded:
Commercial real estate	7,981	8,144	1,110
Consumer loans Home equity	179	179	50
Dealer auto and RV	4	4	4
Total:
Commercial Real Estate	13,414	13,684	1,110
Consumer	327	327	54
Residential single family	1,360	1,360	-
Residential construction loans	803	803	-

Total	15,904	16,174	1,164

(Dollar amounts in thousands)

As of December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded:
Commercial real estate	$5,568	$5,675	$-
Residential single family	1,364	1,364	-
Commercial business loans	39	39	-
With an allowance recorded:
Commercial real estate	8,454	8,454	1,489
Consumer loans Home equity	153	153	50
Commercial business loans	25	25	10
Total:
Commercial Real Estate	14,022	14,129	1,489
Consumer	153	153	50
Residential single family	1,364	1,364
Commercial	64	64	10

Total	15,603	15,710	1,549

The following include the average recorded investment and interest income recognized on the loans considered to be impaired during the years ended December 31, 2012, 2011 and 2010:

(Dollar amounts in thousands)

As of December 31, 2012	2012		2011		2010

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial real estate	$5,473	$228	$1,416	$302	$732	$57
Commercial business loans	-	-	68	10	195	4
Residential single family	1,362	9	1,207	61	-	-
Residential construction loans	512	41	-	-	-	-
Consumer loans
Home Equity	57	11	-	-	-	-
Dealer auto and RV	3	3	-	-	-	-
With an allowance recorded:
Commercial real estate
Commercial real estate	8,186	406	7,478	544	1,198	564
Consumer loans
Home equity	166	12	154	9	24	10
Dealer auto and RV	1	1	-	-	-	-
Commercial business loans	-	-	122	3	75	21
Total:
Commercial Real Estate	13,659	634	8,894	846	1,930	621
Consumer	227	27	154	9	24	10
Residential single family	1,362	9	1,207	61	-	-
Residential construction loans	512	41	-	-	-	-
Commercial business loans	-	-	190	13	270	25

Nonaccrual Loans

Loans are considered nonaccrual upon reaching 90 days delinquency, although the Company may be receiving partial payments of interest and partial repayments of principal on such loans. When a loan is placed in nonaccrual status, previously accrued but unpaid interest is deducted from interest income.

The following table sets forth the loans receivable on nonaccrual status as of December 31, 2012 and December 31, 2011. The balances are presented by class of loans.

(Dollar amounts in thousands)
	2012	2011
Commercial	$35	$54
Commercial Real Estate	3,432	10,237
Consumer
Consumer - Home Equity	293	402
Consumer - Dealer auto and RV	121	132
Consumer - other	109	93
Residential	3,403	2,460

Total	$7,393	$13,378

Modifications

The Company’s loan portfolio also includes TDR’s, where economic concessions have been granted to borrowers who have experienced or are expected to experience financial difficulties. These concessions typically result from the Company’s loss mitigation activities and could include reductions in the interest rate, payment extensions, forgiveness of principal, forbearance or other actions. Delinquent TDRs are classified as nonperforming at the time of restructure and may only be returned to performing status after considering the borrower’s sustained repayment performance for a reasonable period, generally six months.

When the Company modifies a loan, management evaluates any possible impairment based on the present value of expected future cash flows, discounted at the contractual interest rate of the original loan agreement, except when the sole (remaining) source of repayment for the loan is the operation or liquidation of the collateral. In these cases, management uses the current fair value of the collateral, less selling costs, instead of discounted cash flows. If management determines that the value of the modified loan is less than the recorded investment in the loan (net of previous charge-offs, deferred loan fees or costs and unamortized premium or discount), impairment is recognized by segment or class of loan, as applicable, through an allowance estimate or a charge-off to the allowance. Segment and class status is determined by the loan’s classification at origination.

The following table includes the recorded investment and number of modifications for modified loans, as of December 31, 2012 and 2011. The Company reports the recorded investment in the loans prior to a modification and also the recorded investment in the loans after the loans were restructured.

As of December 31, 2012

(Dollar amounts in thousands)
			Pre-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Residential Construction	4	$1,053	$1,053	$-	$-	$1,053
Commercial Real Estate	2	198	198	-	-	198
Consumer
Home equity	7	168	168	-	-	168
Dealer auto and RV	4	18	18	-	-	18

Troubled Debt Restructurings	17	$1,437	$1,437	$-	$-	$1,437

As of December 31, 2011

(Dollar amounts in thousands)
			Pre-Modification Recorded Investment
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Maturity Date Extension	Deferral of Principal Payments	Other	Total
Troubled Debt Restructurings
Residential Construction	-	$-	$-	$-	$-	$-
Commercial Real Estate	3	7,372	-	7,305	125	7,430
Consumer
Home equity	-	-	-	-	-	-
Dealer auto and RV	-	-	-	-	-	-

Troubled Debt Restructurings	3	$7,372	$-	$7,305	$125	$7,430

The Company did not have any TDR’s that defaulted subsequent to their modification during the periods reported.